Fair values: (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of carrying amounts and fair value of the company's financial instruments

Set out below is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments that are carried in the consolidated statement of financial position:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Financial assets
Cash	$445	$445	$677	$677
Amounts receivable	3,367	3,367	312	312
Unbilled revenue	2,640	2,640	-	-
Investments	776	776	849	849
	$7,228	$7,228	$1,838	$1,838

Financial liabilities
Accounts payable and accrued liabilities	4,826	4,826	4,388	4,388
Project financing	167	-	182	182
Bank loan	32	33	71	71
Government loans	273	186	391	391
Loan payable	269	275	-	-
	$5,567	$5,320	$5,032	$5,032